Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Share-Based Compensation	Share-Based Compensation
The QIAGEN N.V. 2023 Stock Plan (the 2023 Plan) was approved at the June 2023 Annual General Meeting. We adopted the QIAGEN N.V. 2014 Stock Plan (the 2014 Plan) in 2014. The 2014 Plan expired in May 2024. At
December 31, 2025, we had approximately 11.4 million common shares reserved and available for issuance under the
2014 and 2023 Plans.
The plans allow for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to three years, with previous grants through 2020 having terms of five years subject to earlier termination in certain situations. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the plans. We issue Treasury Shares upon the vesting of stock-based awards.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. The final number of performance stock units earned is based on the performance achievement which for some grants can reach up to 200% of the granted shares. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period. The fair market value is determined based on the number of stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 6.0%. At
December 31, 2025, there was $65.2 million remaining in unrecognized compensation cost net of estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 1.38 years. The weighted average grant date fair value of stock units granted during the years ended December 31, 2025, 2024 and 2023 was
$41.69, $42.88 and $44.37, respectively. The total fair value of stock units that vested during the years ended
December 31, 2025, 2024 and 2023 was $60.7 million, $74.1 million and $39.4 million, respectively.
A summary of stock units as of December 31, 2025 and changes during the year are presented below.

Stock units	Number of stock units (in thousands)	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	3,606
Granted	1,156
Vested	(1,466)
Forfeited	(210)
Outstanding at December 31, 2025	3,086	1.38	$138,776
Vested and expected to vest at December 31, 2025	2,819	1.33	$126,778
We net share settle for the tax withholding upon the vesting of awards. Shares are issued on the vesting dates net of the applicable statutory tax withholding to be paid by us on behalf of our employees. As a result, fewer shares are issued than the number of stock units outstanding. We record a liability for the tax withholding to be paid by us as a reduction to treasury shares.
Compensation Expense
Share-based compensation expense before income taxes for the years ended December 31, 2025, 2024 and 2023 totaled approximately $50.4 million, $43.6 million and $47.1 million, respectively, as shown in the table below.

(in thousands)	2025	2024	2023

Cost of sales	$6,044	$4,317	$3,296
Research and development	8,246	6,691	7,484
Sales and marketing	13,119	12,122	14,495
General and administrative	22,991	20,497	21,825
Share-based compensation expense	50,400	43,627	47,100
Less: Income tax benefit(1)	10,910	10,394	11,035
Share-based compensation expense, after tax	$39,490	$33,233	$36,065
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $1.3 million for the year ended December 31, 2023. There were zero excess tax benefits realized for the years ended December 31, 2025 and 2024.
The variability in share-based compensation expense primarily reflects the impact from performance achievement levels and forfeitures.